FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of assets and liabilities that are not measured at fair value (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of assets and liabilities [Line Items]
Loans and advances to customers and financial institutions, net		$ 171,353,348	$ 163,583,285
Total		236,088,113	220,076,482
Deposits by customers		(157,205,312)	(142,128,471)
Interbank deposits		(1,363,679)	(1,374,222)
Repurchase agreements and other similar secured borrowing	[1]	(1,313,737)	(2,315,555)
Borrowings from other financial institutions		(13,959,343)	(16,337,964)
Preferred shares		(584,204)	(583,997)
Debt securities in issue		(19,921,515)	(20,287,233)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		4,011,398	3,461,616
Loans and advances to customers and financial institutions, net		174,326,657	167,551,429
Total		178,338,055	171,013,045
Deposits by customers		(158,235,896)	(142,860,996)
Interbank deposits		(1,363,679)	(1,374,222)
Repurchase agreements and other similar secured borrowing		(1,313,737)	(2,315,555)
Borrowings from other financial institutions		(13,959,343)	(16,337,964)
Preferred shares		(673,564)	(602,597)
Debt securities in issue		(20,966,755)	(20,759,456)
Total		(196,512,974)	(184,250,790)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		93,033	50,271
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		1,797,470	1,853,473
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		209,571	143,660
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		310,705	272,565
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		1,600,619	1,141,647
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		802,309	553,367
Loans and advances to customers and financial institutions, net		0	0
Total		802,309	553,367
Deposits by customers		0	0
Interbank deposits		0	0
Repurchase agreements and other similar secured borrowing		0	0
Borrowings from other financial institutions		0	0
Preferred shares		0	0
Debt securities in issue		(8,277,170)	(9,503,793)
Total		(8,277,170)	(9,503,793)
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		93,033	36,847
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		0	17,744
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		145,798	107,959
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		169,423	130,913
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		394,055	259,904
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		499,394	618,242
Loans and advances to customers and financial institutions, net		0	0
Total		499,394	618,242
Deposits by customers		(33,655,920)	(30,490,414)
Interbank deposits		0	0
Repurchase agreements and other similar secured borrowing		0	0
Borrowings from other financial institutions		0	0
Preferred shares		0	0
Debt securities in issue		(9,953,028)	(8,486,088)
Total		(43,608,948)	(38,976,502)
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		0	13,424
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		345,239	386,396
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		0	23,375
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		141,282	141,652
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		12,873	53,395
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		2,709,695	2,290,007
Loans and advances to customers and financial institutions, net		174,326,657	167,551,429
Total		177,036,352	169,841,436
Deposits by customers		(124,579,976)	(112,370,582)
Interbank deposits		(1,363,679)	(1,374,222)
Repurchase agreements and other similar secured borrowing		(1,313,737)	(2,315,555)
Borrowings from other financial institutions		(13,959,343)	(16,337,964)
Preferred shares		(673,564)	(602,597)
Debt securities in issue		(2,736,557)	(2,769,575)
Total		(144,626,856)	(135,770,495)
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		0	0
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		1,452,231	1,449,333
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued or secured by other financial entities
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		63,773	12,326
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		0	0
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost		$ 1,193,691	$ 828,348

[1]	Total repo liabilities have maturities of less than 30 days.